Accounts Payable and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Line Items]
Accounts Payable and Other Current Liabilities
8. Accrued Expenses
Accrued expenses consisted of the following as of March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
External research and preclinical development	8,521	$8,274
Employee compensation and benefits	3,180	6,344
Professional fees	1,495	953
Facilities and other	53	53

Accrued expenses	$13,249	$15,624

9. Accrued Expenses
Accrued expenses consist of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
External research and preclinical development	$8,274	$4,702
Employee compensation and benefits	6,344	5,715
Professional fees	953	602
Facilities and other	53	65

Accrued expenses	$15,624	$11,084

Tyme Technologies, Inc. and Subsidiaries [Member]
Payables and Accruals [Line Items]
Accounts Payable and Other Current Liabilities
Note 5. Accounts Payable and Other Current Liabilities.
Accounts payable (including accounts payable to a related party – see Note 11) and other current liabilities consisted of the following:

	March 31, 2022	March 31, 2021
Legal	$263,111	$454,139
Consultant and professional services	300,051	176,957
Accounting and auditing	14,410	55,349
Research and development	2,776,594	2,657,202
Board of Directors and Scientific Advisory Board Compensation	418,389	435,594
Other	30,872	63,149

	$3,803,427	$3,842,390